Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining six months of 2017	$ 17,323		$ 17,323
2018	33,214		33,214
2019	32,307		32,307
2020	31,967		31,967
2021	31,387		31,387
Thereafter	14,728		14,728
Net Book Value	160,926		160,926
Amortization of intangible assets	$ 8,700	$ 14,500	$ 17,400	$ 29,200